Power generation licenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Power generation licenses [abstract]
Beginning of the year	¥ 3,916,246	[1]	¥ 3,849,199
Movement:
Currency translation differences	98,726		67,047
End of the year	¥ 4,014,972		¥ 3,916,246	[1]

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).